Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest and Finance Costs [Abstract]
Interest on long-term debt and other financial liabilities	$ 1,889	$ 2,859
Interest on finance lease liability	154	453
Amortization of debt finance costs and debt discounts	197	337
Other	2	43
Total	$ 2,242	$ 3,692